Zacks Dividend Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.1%
	BASIC MATERIALS — 3.3%
14,017	Celanese Corp.	$1,629,196
62,070	Dow, Inc.	3,550,404
20,023	Eastman Chemical Co.	1,705,959
		6,885,559
	COMMUNICATIONS — 6.7%
149,509	AT&T, Inc.	2,827,215
97,454	Cisco Systems, Inc.	4,718,723
65,416	Comcast Corp. - Class A	2,431,513
102,794	Verizon Communications, Inc.	3,989,435
		13,966,886
	CONSUMER, CYCLICAL — 7.7%
208,045	Ford Motor Co.	2,511,103
17,350	Home Depot, Inc.	5,144,969
12,014	McDonald's Corp.	3,170,615
38,045	Walmart, Inc.	5,407,336
		16,234,023
	CONSUMER, NON-CYCLICAL — 26.6%
17,350	Abbott Laboratories	1,764,842
26,030	AbbVie, Inc.	4,006,017
39,376	Altria Group, Inc.	1,828,228
45,393	Bristol-Myers Squibb Co.	3,130,301
56,737	Coca-Cola Co.	3,376,419
34,040	CVS Health Corp.	2,843,702
32,709	Gilead Sciences, Inc.	2,634,056
33,369	Johnson & Johnson	5,114,133
28,704	Medtronic PLC[1]	2,376,691
58,739	Merck & Co., Inc.	6,240,431
48,727	Mondelez International, Inc. - Class A	3,176,026
28,704	PepsiCo, Inc.	4,981,005
110,800	Pfizer, Inc.	4,495,156
40,718	Philip Morris International, Inc.	3,961,861
43,381	Procter & Gamble Co.	5,967,490
		55,896,358
	ENERGY — 10.2%
42,047	Chevron Corp.	6,759,896
0

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
46,724	ConocoPhillips	$4,828,925
66,749	Exxon Mobil Corp.	7,336,383
143,509	Kinder Morgan, Inc.	2,448,264
		21,373,468
	FINANCIAL — 27.1%
25,360	Arthur J. Gallagher & Co.	4,751,196
70,082	Bank of America Corp.	2,403,813
43,381	Bank of New York Mellon Corp.	2,207,225
6,678	BlackRock, Inc.	4,604,013
24,698	Citigroup, Inc.	1,251,942
30,334	Citizens Financial Group, Inc.	1,266,748
14,017	Crown Castle, Inc. - REIT	1,832,723
20,693	Fidelity National Financial, Inc.	824,823
80,765	Fifth Third Bancorp	2,931,769
24,028	Gaming and Leisure Properties, Inc. - REIT	1,294,629
62,743	Healthpeak Properties, Inc. - REIT	1,509,596
106,125	Huntington Bancshares, Inc.	1,625,835
46,724	JPMorgan Chase & Co.	6,697,885
120,811	KeyCorp	2,209,633
20,694	Lamar Advertising Co. - Class A - REIT	2,163,765
63,414	MetLife, Inc.	4,548,686
14,017	PNC Financial Services Group, Inc.	2,213,565
42,720	Prudential Financial, Inc.	4,272,000
52,061	Truist Financial Corp.	2,444,264
73,426	U.S. Bancorp	3,504,623
28,033	WP Carey, Inc. - REIT	2,275,158
		56,833,891
	INDUSTRIAL — 7.6%
19,353	Caterpillar, Inc.	4,636,011
19,353	Emerson Electric Co.	1,600,687
10,683	General Dynamics Corp.	2,434,762
33,372	Johnson Controls International plc[1]	2,093,092
6,007	Lockheed Martin Corp.	2,848,880
23,357	Raytheon Technologies Corp.	2,291,088
		15,904,520

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 4.5%
4,005	Broadcom, Inc.	$2,380,131
14,015	International Business Machines Corp.	1,812,140
21,355	Microsoft Corp.	5,326,364
		9,518,635
	UTILITIES — 4.4%
32,038	Evergy, Inc.	1,884,155
47,386	FirstEnergy Corp.	1,873,642
35,372	Public Service Enterprise Group, Inc.	2,137,530
52,061	Southern Co.	3,282,967
		9,178,294
	TOTAL COMMON STOCKS
	(Cost $193,917,891)	205,791,634

Principal Amount
	SHORT-TERM INVESTMENTS — 1.7%
$3,553,477	UMB Bank Demand Deposit, 0.01% [2]	3,553,477
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,553,477)	3,553,477
	TOTAL INVESTMENTS — 99.8%
	(Cost $197,471,368)	209,345,111
	Other Assets in Excess of Liabilities — 0.2%	442,029
	TOTAL NET ASSETS — 100.0%	$209,787,140

PLC	— Public Limited Company
REIT	— Real Estate Investment Trusts

[1]	Foreign security is denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
2